GOODWILL (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets and goodwill [abstract]
Writedown of goodwill		$ (1,879)
Net decrease of deferred income tax liability		$ (862)